Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 67,787	$ 56,469
Unearned income on lease financings	240	274
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,128	1,429
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,033	6,020
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,232	11,131
Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	731	990
Wealth management loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,792	8,202
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,200	8,085
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	299	389
Capital call financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,284	220
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,541	1,904
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,060	2,683
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 22,487	$ 15,416